Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Long-term tax liabilities	$ 91	$ 182
Long-term tax liabilities	91	182
Contingent loss for research and development tax credits	2,755	2,990
One Srl call option (see Note 11)	3,062	2,416
Total other long-term liabilities	5,908	5,588
Contingent loss for research and development tax credits	2,755	2,990
One S.r.l. call option (see Note 11)	3,062	2,416
Total other long-term liabilities	$ 5,908	5,588
Gelesis
Other Liabilities Disclosure [Abstract]
Long-term tax liabilities		182	$ 301
Deferred IPO fees			738
Long-term tax liabilities		182	301
Contingent loss for research and development tax credits		2,990	3,233
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)			5,912
One Srl call option (see Note 11)		2,416	1,545
Total other long-term liabilities		5,588	11,729
Contingent loss for research and development tax credits		2,990	3,233
One S.r.l. call option (see Note 11)		2,416	1,545
Total other long-term liabilities		$ 5,588	$ 11,729